Acquisitions and Disposals of Subsidiaries - Summary of Impact of Acquisitions and Disposals on Consolidated Statements (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Business combinations [member]
Non-current assets
Property, plant and equipment	$ 2	$ 169
Intangible assets	24	417
Deferred tax assets	23
Trade and other receivables		1
Current assets
Inventories	17	9
Income tax receivables	0	0
Trade and other receivables	2	20
Cash and cash equivalents	8	5
Assets held for sale		27
Non-current liabilities
Interest-bearing loans and borrowings	(3)	(1)
Deferred tax liabilities		(74)
Current liabilities
Trade and other payables	(19)	(24)
Net identifiable assets and liabilities	54	549
Non-controlling interest		(114)
Goodwill on acquisitions and goodwill disposed of	107	398
Consideration to be (paid)/received	(112)	(375)
Net cash paid on prior years acquisitions	68	136
Recycling of cumulative translation adjustment in respect of net assets	0	0
Contribution in kind	0	0
Consideration paid/(received)	117	594
Cash (acquired)/ disposed of	(5)	(5)
Net cash outflow / (inflow)	112	589
Disposals [member]
Non-current assets
Property, plant and equipment	(310)
Intangible assets	(17)
Deferred tax assets	0	0
Trade and other receivables	(86)
Current assets
Inventories	(84)
Income tax receivables	(2)
Trade and other receivables	(79)
Cash and cash equivalents	(6)
Assets held for sale	(27)
Non-current liabilities
Interest-bearing loans and borrowings	0	0
Deferred tax liabilities	4
Current liabilities
Trade and other payables	406
Net identifiable assets and liabilities	(201)
Non-controlling interest	1
Goodwill on acquisitions and goodwill disposed of	(652)
Loss/(gain) on disposal	(15)	(42)
Consideration to be (paid)/received	47
Net cash paid on prior years acquisitions	0	0
Recycling of cumulative translation adjustment in respect of net assets	(584)
Contribution in kind	1,150
Consideration paid/(received)	(254)	(42)
Cash (acquired)/ disposed of	(3)
Net cash outflow / (inflow)	$ (257)	$ (42)